Employee Benefit Plans (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans	$ 1,200	$ 900
Description of medical trend rate	For certain Canadian post-retirement plans the above trend rates are applicable for 2019 to 2024 which will increase linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.
Expected contributions for next fiscal year	$ 5,100
Expected defined contributions for next fiscal year	$ 600
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	16 years
Weighted average duration of current service cost	23 years
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	15 years
Weighted average duration of current service cost	28 years